Calvert
Equity Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Beverages — 1.0%
PepsiCo, Inc.	391,567	$ 68,019,104
		$ 68,019,104
Capital Markets — 5.7%
Charles Schwab Corp. (The)	947,981	$ 79,725,202
Intercontinental Exchange, Inc.	1,558,670	213,179,296
Moody's Corp.	93,222	36,410,649
S&P Global, Inc.	116,895	55,166,257
		$ 384,481,404
Chemicals — 6.9%
Air Products & Chemicals, Inc.	310,827	$94,572,223
Ecolab, Inc.	849,135	199,198,580
Linde PLC	502,007	173,910,285
		$467,681,088
Containers & Packaging — 1.3%
Ball Corp.	884,714	$85,171,417
		$85,171,417
Electronic Equipment, Instruments & Components — 3.7%
Amphenol Corp., Class A	2,084,120	$182,277,135
TE Connectivity, Ltd.	406,497	65,584,226
		$247,861,361
Entertainment — 1.0%
Electronic Arts, Inc.	491,721	$64,858,000
		$64,858,000
Equity Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	754,424	$220,669,020
Crown Castle International Corp.	389,464	81,296,715
		$301,965,735
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	142,322	$80,796,199
		$80,796,199
Food Products — 0.9%
Mondelez International, Inc., Class A	875,291	$58,040,546
		$58,040,546
Security	Shares	Value
Health Care Equipment & Supplies — 0.6%
Intuitive Surgical, Inc.(1)	104,397	$ 37,509,842
		$ 37,509,842
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings(1)	156,129	$ 49,057,293
		$ 49,057,293
Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	833,751	$ 97,523,854
		$ 97,523,854
Insurance — 3.7%
Aon PLC, Class A	285,541	$85,822,203
Marsh & McLennan Cos., Inc.	929,575	161,578,726
		$247,400,929
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C(1)	106,864	$309,220,602
		$309,220,602
IT Services — 14.5%
Accenture PLC, Class A	152,776	$63,333,291
Fidelity National Information Services, Inc.	702,638	76,692,938
Fiserv, Inc.(1)	1,341,360	139,219,754
Gartner, Inc.(1)	482,124	161,183,696
Mastercard, Inc., Class A	752,681	270,453,337
Visa, Inc., Class A	1,242,995	269,369,446
		$980,252,462
Life Sciences Tools & Services — 9.3%
Danaher Corp.	913,726	$300,624,991
Thermo Fisher Scientific, Inc.	485,756	324,115,834
		$624,740,825
Machinery — 3.3%
IDEX Corp.	402,697	$95,165,355
Xylem, Inc.	1,089,845	130,694,212
		$225,859,567
Multiline Retail — 3.3%
Dollar General Corp.	939,547	$221,573,369
		$221,573,369
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	359,504	$133,088,381
		$133,088,381

Calvert
Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.9%
Zoetis, Inc.	1,081,984	$ 264,036,556
		$ 264,036,556
Professional Services — 6.2%
IHS Markit, Ltd.	1,164,575	$ 154,795,309
Verisk Analytics, Inc.	1,143,213	261,487,110
		$ 416,282,419
Semiconductors & Semiconductor Equipment — 0.9%
Texas Instruments, Inc.	320,521	$ 60,408,593
		$60,408,593
Software — 8.6%
Adobe, Inc.(1)	223,915	$126,973,240
Intuit, Inc.	213,781	137,508,215
Microsoft Corp.	939,271	315,895,622
		$580,377,077
Specialty Retail — 6.3%
Lowe's Cos., Inc.	365,597	$94,499,512
O'Reilly Automotive, Inc.(1)	154,252	108,937,390
TJX Cos., Inc. (The)	2,925,354	222,092,876
		$425,529,778
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	570,544	$95,092,569
		$95,092,569
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$76,627
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	202,699
		$371,467
Total Common Stocks (identified cost $2,917,796,854)		$6,527,200,437

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,803,108
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(6)	104	99,682
Total High Social Impact Investments (identified cost $8,074,000)		$ 7,902,790

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 320,387
Series C-1(1)(3)(4)	1,023,444	314,402
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 634,789

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,086,227
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	159,223
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,197,585
Arborview Capital Partners L.P.(1)(3)(4)	440,959
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	901,688
China Environment Fund III L.P.(1)(3)(4)	1,712
Coastal Ventures III L.P.(1)(3)(4)	314,755
Core Innovations Capital I L.P.(1)(3)(4)	2,847,893
Cross Culture Ventures I L.P.(1)(3)(4)	1,193,960
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,713,625
DBL Partners III L.P.(1)(3)(4)	1,346,837
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,051,272
Ignia Fund I L.P.(1)(3)(4)	195,021
Impact Ventures II L.P.(1)(3)(4)	171,861
LeapFrog Financial Inclusion Fund(1)(3)(4)	66,265
New Markets Education Partners L.P.(1)(3)(4)	92,534
New Markets Venture Partners II L.P.(1)(3)(4)	82,069
Owl Ventures L.P.(1)(3)(4)	1,263,151
Renewable Energy Asia Fund L.P.(1)(3)(4)	350,949
SEAF India International Growth Fund L.P.(1)(3)(4)	692
SJF Ventures II L.P., Preferred(1)(3)(4)	147,344
SJF Ventures III L.P.(1)(3)(4)	1,004,603

Calvert
Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Value
Westly Capital Partners Fund II L.P.(1)(3)(4)	$ 1,944,769
Total Venture Capital Limited Partnership Interests (identified cost $10,038,026)	$ 18,574,994

Short-Term Investments — 2.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(7)	184,592,685	$ 184,592,685
Total Short-Term Investments (identified cost $184,589,704)		$ 184,592,685
Total Investments — 100.0% (identified cost $3,121,417,345)		$6,738,905,695
Other Assets, Less Liabilities — 0.0%(2)		$ 1,494,833
Net Assets — 100.0%		$6,740,400,528

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $27,484,040, which represents 0.4% of the net assets of the Fund as of December 31, 2021.
(5)	May be deemed to be an affiliated company.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/21/21	763,115
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	297,250
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/7/21	822,498
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	528,093
Coastal Ventures III L.P.	7/30/12-1/9/19	119,453
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-7/7/21	417,920
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-9/3/21	838,321
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	328,866
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	104,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375

Calvert
Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	$0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	640,625

Calvert
Equity Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $192,395,793, which represents 2.9% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,833,155	$ —	$ —	$ —	$(30,047)	$ 7,803,108	$29,888	$ 7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	138,546,499	159,616,635	(113,555,900)	(5,792)	(8,757)	184,592,685	21,984	184,592,685
Totals				$(5,792)	$(38,804)	$192,395,793	$51,872

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,526,828,970(2)	$ —	$ —	$6,526,828,970
Common Stocks - Venture Capital	—	—	371,467	371,467
High Social Impact Investments	—	7,902,790	—	7,902,790
Preferred Stocks - Venture Capital	—	—	634,789	634,789
Venture Capital Limited Partnership Interests	—	—	18,574,994	18,574,994
Short-Term Investments	—	184,592,685	—	184,592,685
Total Investments	$6,526,828,970	$192,495,475	$19,581,250	$6,738,905,695

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.